Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected dividend yield	0.00%	0.00%
Risk free interest rate minimum	0.24%	0.90%
Risk free interest rate maximum	0.93%	1.44%
Expected option term		3 years 6 months
Turnover/forfeiture rate	0.00%	0.00%
Expected volatility minimum	67.00%	117.00%
Expected volatility maximum	85.00%	138.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option term	2 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Expected option term	3 years 6 months